UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22576

Ranger Funds Investment Trust

(Exact name of registrant as specified in charter)

2828 Harwood Street

Suite 1900

Dallas, TX  75201

(Address of principal executive offices)(Zip code)

National Corporate Research, Ltd.

615 South DuPont Highway

Dover, Delaware 19901

 (Name and address of agent for service)

With Copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

(Name and address of agent for service)

Registrant's telephone number, including area code: (214) 871-5200

Date of fiscal year end: July 31

Date of reporting period: January 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Ranger Funds Investment Trust

Ranger Small Cap Fund

Institutional Class (RFISX)

Ranger Quest for Income and Growth Fund

Institutional Class (RFIDX)

Investor Class (RFTDX)

SEMI-ANNUAL REPORT

JANUARY 31, 2017

(UNAUDITED)

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

PORTFOLIO ANALYSIS

JANUARY 31, 2017 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sub-sectors that the underlying securities represent, as a percentage of net assets.

Per the fee table in the December 1, 2016 prospectus, the Fund's total annual operating expense ratio was 1.38% for Institutional Class shares.  The total annual operating expense ratio after fee waiver and/or reimbursement was 1.10%.  Please refer to the financial highlights for updated information regarding the Fund’s expense ratio.

Portfolio composition is subject to change.

RANGER FUNDS INVESTMENT TRUST

RANGER QUEST FOR INCOME & GROWTH FUND

PORTFOLIO ANALYSIS

JANUARY 31, 2017 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sub-sectors that the underlying securities represent, as a percentage of net assets.

Per the fee table in the December 1, 2016 prospectus, the Fund's total annual operating expense ratio was 2.25% for Investor Class shares and 1.85% for Institutional Class shares.  The total annual operating expense ratio after fee waiver and/or reimbursement was 1.56% for Investor Class shares, and 1.31% for Institutional Class shares.  Please refer to the financial highlights for updated information regarding the Fund’s expense ratio.

Portfolio Composition is subject to change.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (UNAUDITED)

Shares		Value

COMMON STOCKS - 96.67%

Agriculture Fishing & Ranching - 1.31%
5,201	Calavo Growers, Inc.	$ 287,615

Auto Parts - 1.94%
6,170	Dorman Products, Inc. *	425,853

Back Office Support HR & Consulting - 7.24%
8,540	WageWorks, Inc. *	616,161
6,470	CEB, Inc.	494,631
8,630	Maximus, Inc.	475,858
		1,586,650
Banks: Diversified - 9.31%
7,340	South State Corp.	656,196
6,580	Pinnacle Financial Partners, Inc.	439,873
6,310	PrivateBancorp, Inc.	344,905
3,830	Texas Capital Bancshares, Inc. *	315,975
11,570	Centerstate Banks, Inc.	282,192
		2,039,141
Banks: Savings/Thrifts & Mortgage Lending - 1.02%
5,400	Legacy Texas Financial Group, Inc.	223,128

Biotechnology - 6.68%
11,740	PRA Health Sciences, Inc. *	687,847
15,290	Repligen Corp. *	459,312
4,560	Eagle Pharmaceuticals, Inc. *	315,598
		1,462,757
Chemicals: Diversified - 0.87%
9,995	Aceto Corp.	190,805

Computer Services Software & Systems - 14.63%
16,709	Pegasystems, Inc.	648,309
5,970	LogMeln, Inc.	645,357
11,410	Broadsoft, Inc. *	479,220
5,440	Ellie Mae, Inc. *	450,106
11,025	Qualys, Inc. *	395,797
5,220	SPS Commerce, Inc. *	360,180
12,295	Callidus Software, Inc. *	226,843
		3,205,812
Cosmetics - 1.50%
9,610	Inter Parfums, Inc.	327,701

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JANUARY 31, 2017 (UNAUDITED)

Shares		Value

Foods - 3.04%
9,980	B&G Foods, Inc.	$ 442,613
1,760	J&J Snack Foods Corp.	224,523
		667,136
Health Care Services - 3.73%
12,914	Cotiviti Holdings, Inc. *	437,268
7,655	Medidata Solutions, Inc. *	379,229
		816,497
Medical & Dental Instruments & Supplies - 5.50%
7,800	Vascular Solutions, Inc. *	436,410
6,376	Neogen Corp. *	421,071
4,495	Cantel Medical Corp.	347,958
		1,205,439
Medical Services - 2.08%
5,430	ICON PLC. ADR (Ireland) *	456,446

Office Supplies Equipment - 1.90%
15,970	Knoll, Inc.	416,977

Oil: Crude Producers - 5.06%
28,915	Callon Petroleum Co. *	441,821
31,055	Oasis Petroleum, Inc. *	439,118
3,080	PDC Energy, Inc. *	227,735
		1,108,674
Pharmaceuticals - 7.17%
22,200	Supernus Pharmaceuticals, Inc. *	600,510
10,197	Cambrex Corp. *	534,833
8,245	Prestige Brands Holdings, Inc. *	435,006
		1,570,349
Recreational Vehicles & Boats - 2.00%
4,000	LCI Industries, Inc.	439,000

Restaurants - 5.17%
17,551	Sonic Corp.	437,020
6,223	Popeyes Louisiana Kitchen, Inc. *	393,231
10,290	Chuy's Holdings, Inc. *	302,526
		1,132,777
Semiconductors & Components - 5.08%
10,534	Ceva, Inc. *	372,377
7,090	Inphi Corp. *	324,864
3,600	Silicon Laboratories, Inc. *	234,720
7,104	MaxLinear, Inc. *	181,720
		1,113,681

* Non-income producing securities during the period.

ADR - American Depositary Receipts.

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JANUARY 31, 2017 (UNAUDITED)

Shares		Value

Specialty Retail - 3.04%
6,196	Monro Muffler Brake, Inc.	$ 371,140
7,700	SiteOne Landscape Supply, Inc. *	295,834
		666,974
Textiles Apparel & Shoes - 3.75%
16,050	Steven Madden Ltd. *	564,960
9,763	GIII Apparel Group Ltd. *	256,376
		821,336
Truckers - 2.78%
8,410	SAIA, Inc. *	404,100
6,130	Knight Transportation, Inc.	204,742
		608,842
Utilities: Telecommunications - 1.87%
9,790	Cogent Communications Holdings, Inc.	409,222

TOTAL FOR COMMON STOCKS (Cost $17,448,547) - 96.67%		21,182,812

SHORT TERM INVESTMENT - 3.50%
766,301	First American Government Obligation Fund - Class Z 0.35% ** (Cost $766,301)	766,301

TOTAL INVESTMENTS (Cost $18,214,848) *** - 100.17%		21,949,113

LIABILITIES LESS OTHER ASSETS - (0.17)%		(36,217)

NET ASSETS - 100.00%		$ 21,912,896

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at January 31, 2017.

*** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $18,214,848 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation (Tax)      $4,215,540

Gross Unrealized Depreciation (Tax)         (481,275)

Total                                                         $3,734,265

ADR - American Depositary Receipts.

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER QUEST FOR INCOME & GROWTH FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (UNAUDITED)

Shares		Value

COMMON STOCKS - 76.46%

Aerospace & Defense - 2.81%
14,900	Bae Systems PLC. ADR (United Kingdom)	$ 439,401

Airlines - 2.44%
11,947	Japan Airlines Co., Ltd. (Japan) *	381,273

Automobiles - 5.62%
7,147	Daimler AG (Germany) *	535,113
34,800	Nissan Motor Co., Ltd. (Japan)	345,019
		880,132
Beverages - 1.68%
427,203	Thai Beverage PCL (Thailand)	262,211

Biotechnology - 1.28%
3,270	Abbvie, Inc.	199,830

Capital Markets - 4.38%
3,040	CME Group, Inc.	368,083
18,770	Ares Capital Corp.	317,213
		685,296
Chemicals - 6.12%
9,040	The Dow Chemical Co.	539,055
4,490	Lyondellbasell Industries NV (Netherlands)	418,782
		957,837
Commercial Banks - 7.73%
5,710	J.P. Morgan Chase & Co.	483,237
6,270	Bank of Montreal (Canada)	473,933
308,440	Lloyds Banking Group Plc. (United Kingdom)	251,886
		1,209,056
Computer Communications Equipment - 2.79%
14,190	Cisco Systems, Inc.	435,917

Construction & Engineering - 0.81%
7,003	Ferrovial SA (Spain)	126,641

Diversified Telecommunication Services - 5.77%
278,140	HKT Trust & HKT, Ltd. (Hong Kong)	389,295
7,890	AT&T, Inc.	332,642
4,032	BCE, Inc. (Canada)	181,629
		903,566

* Non-income producing securities during the period.

ADR - American Depositary Receipts.

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER QUEST FOR INCOME & GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JANUARY 31, 2017 (UNAUDITED)

Shares		Value

Food Products - 5.46%
35,080	Marine Harvest ASA (Norway)	$ 620,051
25,280	Austevoll Seafood (Norway) *	233,683
		853,734
Hotels, Restaurants & Leisure - 2.53%
7,520	Las Vegas Sands Corp.	395,402

Independent Power Producers & Energy Traders - 1.52%
12,590	Capital Power Corp. (Canada)	238,612

Insurance - 3.35%
73,290	Insurance Australia Group (Australia)	320,880
2,180	Swiss RE AG ORD (Switzerland) *	202,912
		523,792
IT Services- 1.70%
4,420	Paychex, Inc.	266,482

Machinery - 3.51%
2,140	Cummins, Inc.	314,601
3,480	PACCAR, Inc.	234,239
		548,840
Media - 2.02%
13,978	Regal Entertainment Group Class-A	316,741

Oil, Gas & Consumable Fuels - 4.16%
12,070	Royal Dutch Shell Plc. B (United Kingdom)	339,519
3,720	Exxon Mobil Corp.	312,071
		651,590
Pharmaceuticals - 3.28%
19,075	GlaxoSmithKline PLC. (United Kingdom)	366,585
1,295	Johnson & Johnson	146,659
		513,244
Semiconductors & Semiconductor Equipment - 4.11%
10,510	Intel Corp.	386,978
8,300	Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan) *	256,553
		643,531
Software - 2.99%
7,230	Microsoft Corp.	467,419

Transportation Infrastructure - 0.40%
14,000	Sydney Airport (Australia)	62,145

TOTAL FOR COMMON STOCKS (Cost $10,902,700) - 76.46%		11,962,692

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER QUEST FOR INCOME & GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JANUARY 31, 2017 (UNAUDITED)

Shares		Value

REAL ESTATE INVESTMENT TRUSTS - 13.50%

Equity Real Estate Investment Trust- 7.12%
200,936	Ascendas Real Estate Investment Trust (Singapore) *	$ 350,747
4,510	Lamar Advertising Co.	340,595
22,464	Colony Northstar, Inc. - Class A	312,695
4,660	STORE Capital Corp.	110,256
		1,114,293
Mortgage Real Estate Investment Trust- 6.38%
17,542	Blackstone Mortgage Trust, Inc.	534,856
20,784	Starwood Property Trust, Inc.	462,652
		997,508

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $2,036,182) - 13.50%		2,111,801

MASTER LIMITED PARTNERSHIPS & PUBLICLY TRADED PARTNERSHIPS - 5.86%

Electric Utilities - 2.59%
11,604	Brookfield Infrastructure Partners, L.P. (Bermuda)	405,560

Oil, Gas & Consumable Fuels - 3.27%
8,280	Enterprise Products Partners, L.P.	234,572
8,100	Energy Trans Equity, L.P.	145,395
2,900	Spectra Energy Partners, L.P.	131,486
		511,453
TOTAL FOR MASTER LIMITED PARTNERSHIPS & PUBLICLY TRADED PARTNERSHIPS (Cost $757,094) - 5.86%		917,013

SHORT TERM INVESTMENT - 1.15%
180,700	First American Government Obligation Fund - Class Z 0.35% ** (Cost $180,700)	180,700

TOTAL INVESTMENTS (Cost $13,876,676) *** - 96.97%		15,172,206

OTHER ASSETS LESS LIABILITIES - 3.03%		474,038

NET ASSETS - 100.00%		$ 15,646,244

* Non-income producing securities during the period.

**Variable rate security; the coupon rate shown represents the yield at January 31, 2017.

*** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $13,876,676 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation (Tax)     $ 1,502,355

Gross Unrealized Depreciation (Tax)         (206,825)

Total                                                         $1,295,530

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

STATEMENT OF ASSETS AND LIABILITIES

JANUARY 31, 2017 (UNAUDITED)

Assets:	Small Cap Fund	Quest for Income and Growth Fund
Investments in Securities, at Value (Cost $18,214,848 and $13,876,676)	$ 21,949,113	$ 15,172,206
Cash	1,000	-
Receivables:
Dividends and Interest	311	18,734
Shareholder Subscriptions	-	642
Securities Sold	-	484,836
Prepaid Expenses	1,044	1,623
Total Assets	21,951,468	15,678,041
Liabilities:
Payables:
Advisory Fees	9,585	5,174
Distribution (12b-1) Fees	-	160
Trustee Fees	234	234
Shareholder Redemptions	6,366	41
Other Expenses	22,387	26,188
Total Liabilities	38,572	31,797
Net Assets	$ 21,912,896	$ 15,646,244

Net Assets Consist of:
Paid In Capital	$ 17,319,635	$ 16,242,843
Accumulated Undistributed Net Investment Loss	(57,671)	(196,798)
Accumulated Realized Gain (Loss) on Investments	916,667	(1,695,331)
Unrealized Appreciation in Value of Investments	3,734,265	1,295,530
Net Assets, for 1,309,131 and 1,323,927 Shares Outstanding, respectively	$ 21,912,896	$ 15,646,244

Net Asset Value Per Share

Investor Class:

Net Assets		$ 1,292,705
Shares outstanding (unlimited number of shares authorized with no par value)		109,989
Net Asset Value, Redemption Price and Offering Price Per Share		$ 11.75

Institutional Class:

Net Assets	$ 21,912,896	$ 14,353,539
Shares outstanding (unlimited number of shares authorized with no par value)	1,309,131	1,213,938
Net Asset Value, Redemption Price and Offering Price Per Share	$ 16.74	$ 11.82

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2017 (UNAUDITED)

Investment Income:	Small Cap Fund	Quest for Income and Growth Fund
Dividends (net of foreign withholding of $0 and $10,709, respectively)	$ 76,179	$ 236,451
Distributions received from Master Limited Partnerships	-	8,750
Interest	1,394	665
Total Investment Income	77,573	245,866

Expenses:
Advisory Fees (Note 4)	122,949	74,888
Distribution (12b-1) Fees - Investor Class	-	1,650
Audit Fees	10,327	11,940
Transfer Agent & Accounting Fees	20,764	18,400
Registration Fees	1,709	2,751
Custody Fees	3,025	6,133
Insurance Fees	3,138	1,750
Trustee Fees	1,901	1,900
Printing Fees	368	900
Nasdaq Fees	302	605
Miscellaneous Fees	1,906	1,907
Legal Fees	12,469	7,904
Total Expenses	178,858	130,728
Advisory Fees Waived (Note 4)	(43,614)	(46,701)
Net Expenses	135,244	84,027

Net Investment Income (Loss)	(57,671)	161,839

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	2,190,511	339,572
Net Change in Unrealized Appreciation (Depreciation) on Investments	(362,160)	(269,602)
Net Realized and Unrealized Gain on Investments	1,828,351	69,970

Net Increase in Net Assets Resulting from Operations	$ 1,770,680	$ 231,809

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	1/31/2017	7/31/2016
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (57,671)	$ (156,444)
Net Realized Gain on Investments	2,190,511	1,135,740
Net Change in Unrealized Appreciation (Depreciation) on Investments	(362,160)	(460,604)
Net Increase in Net Assets Resulting from Operations	1,770,680	518,692

Distributions to Shareholders:
Realized Gains	(1,897,049)	(1,549,408)
Total Distributions Paid to Shareholders	(1,897,049)	(1,549,408)

Capital Share Transactions (Note 5)	(5,086,780)	2,715,295

Total Increase (Decrease) in Net Assets	(5,213,149)	1,684,579

Net Assets:
Beginning of Period	27,126,045	25,441,466

End of Period (Including Undistributed Net Investment Loss	$ 21,912,896	$ 27,126,045
of $57,671 and $0, respectively)

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER QUEST FOR INCOME & GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	1/31/2017	7/31/2016
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 161,839	$ 428,592
Net Realized Gain (Loss) on Investments	339,572	(1,344,120)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(269,602)	1,061,756
Net Increase in Net Assets Resulting from Operations	231,809	146,228

Distributions to Shareholders:
Net Investment Income:
Investor Class	(12,877)	(32,534)
Institutional Class	(144,581)	(347,273)
Return of Capital:
Investor Class	(18,536)	(5,433)
Institutional Class	(175,974)	(56,218)
Total Distributions Paid to Shareholders	(351,968)	(441,458)

Capital Share Transactions (Note 5)	1,054,576	(499,265)

Total Increase (Decrease) in Net Assets	934,417	(794,495)

Net Assets:
Beginning of Period	14,711,827	15,506,322

End of Period (Including Undistributed Net Investment Loss	$ 15,646,244	$ 14,711,827
of $196,798 and $6,669, respectively)

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR AN INSTITUTIONAL CLASS SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited) Six Months Ended 1/31/2017	Years Ended				Period Ended* 7/31/2012
		7/31/2016	7/31/2015	7/31/2014	7/31/2013

Net Asset Value, at Beginning of Period	$ 16.72	$ 17.69	$ 15.86	$ 15.33	$ 12.90	$ 10.00

Income (Loss) From Investment Operations:
Net Investment Loss **	(0.04)	(0.10)	(0.06)	(0.13)	(0.08)	(0.10)
Net Gain (Loss) on Securities (Realized and Unrealized)	1.61	0.17	3.29	0.77	2.73	3.01
Total from Investment Operations	1.57	0.07	3.23	0.64	2.65	2.91

Distributions:
Realized Gains	(1.55)	(1.04)	(1.40)	(0.11)	(0.22)	(0.01)
Total from Distributions	(1.55)	(1.04)	(1.40)	(0.11)	(0.22)	(0.01)

Net Asset Value, at End of Period	$ 16.74	$ 16.72	$ 17.69	$ 15.86	$ 15.33	$ 12.90

Total Return ***	9.41% (b)	0.87%	21.40%	4.17%	21.01%	29.15% (b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 21,913	$27,126	$25,441	$18,719	$15,841	$ 8,811
Before Waivers
Ratio of Expenses to Average Net Assets	1.46% (a)	1.38%	1.39%	1.49%	1.69%	2.29% (a)
Ratio of Net Investment Loss to Average Net Assets	(0.82)% (a)	(0.93)%	(0.63)%	(1.16)%	(1.15)%	(2.00)% (a)
After Waivers
Ratio of Expenses to Average Net Assets	1.10% (a)	1.10%	1.10%	1.10%	1.13%	1.25% (a)
Ratio of Net Investment Loss to Average Net Assets	(0.47)% (a)	(0.65)%	(0.33)%	(0.78)%	(0.59)%	(0.95)% (a)
Portfolio Turnover	30.10% (b)	51.76%	68.50%	79.29%	86.85%	92.21% (b)

* For the period September 29, 2011 (commencement of investment operations) through July 31, 2012.

** Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

*** Assumes reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER QUEST FOR INCOME & GROWTH FUND

INVESTOR CLASS

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR AN INVESTOR CLASS SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited) Six Months Ended 1/31/2017				Period Ended * 7/31/2013

		Years Ended
		7/31/2016	7/31/2015	7/31/2014

Net Asset Value, at Beginning of Period	$ 11.87	$ 12.06	$ 12.98	$ 12.65	$ 12.70

Income From Investment Operations:
Net Investment Income **	0.12	0.32	0.38	0.71	0.05
Net Gain (Loss) on Securities (Realized and Unrealized)	0.03	(0.16)	(0.84)	0.48	(0.05)
Total from Investment Operations	0.15	0.16	(0.46)	1.19	0.00

Distributions:
Net Investment Income	(0.11)	(0.30)	(0.46)	(0.76)	(0.05)
Realized Gains	-	-	-	(0.10)	-
Return of Capital	(0.16)	(0.05)	-	-	-
Total from Distributions	(0.27)	(0.35)	(0.46)	(0.86)	(0.05)

Net Asset Value, at End of Period	$ 11.75	$ 11.87	$ 12.06	$ 12.98	$ 12.65

Total Return ***	1.34% (b)	1.47%	(3.68)%	9.49%	(0.02)% (b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,293	$ 1,310	$ 1,356	$ 1,718	$ 2,731
Before Waivers
Ratio of Expenses to Average Net Assets	1.97% (a)	2.04%	2.14%	2.24%	2.17% (a)
Ratio of Net Investment Income to Average Net Assets	1.34% (a)	2.13%	2.22%	4.57%	1.81% (a)
After Waivers
Ratio of Expenses to Average Net Assets	1.35% (a)	1.35%	1.35%	1.35%	1.35% (a)
Ratio of Net Investment Income to Average Net Assets	1.97% (a)	2.82%	3.01%	5.45%	2.63%(a)
Portfolio Turnover	48.37%(b)	90.56%	36.85%	38.63%	46.45%(b)

* For the period June 4, 2013 (launch of share class) through July 31, 2013.

** Per share net investment income has been determined on the basis of average shares outstanding during the period.

*** Assumes reinvestment of dividends.

(a) Annualized

(b) Not annualized

The accompanying notes are an integral part of these financial statements.

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INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR AN INSTITUTIONAL CLASS SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited) Six Months Ended 1/31/2017	Years Ended				Period Ended* 7/31/2012

		7/31/2016	7/31/2015	7/31/2014	7/31/2013

Net Asset Value, at Beginning of Period	$ 11.93	$ 12.10	$ 13.02	$ 12.61	$ 12.01	$ 10.00

Income (Loss) From Investment Operations:
Net Investment Income **	0.13	0.34	0.41	0.77	0.57	0.45
Net Gain (Loss) on Securities (Realized and Unrealized)	0.04	(0.15)	(0.85)	0.46	0.77	1.68
Total from Investment Operations	0.17	0.19	(0.44)	1.23	1.34	2.13

Distributions:
Net Investment Income	(0.13)	(0.31)	(0.48)	(0.72)	(0.64)	(0.11)
Realized Gains	-	-	-	(0.10)	(0.10)	(0.01)
Return of Capital	(0.15)	(0.05)	-	-	-	-
Total from Distributions	(0.28)	(0.36)	(0.48)	(0.82)	(0.74)	(0.12)

Net Asset Value, at End of Period	$ 11.82	$ 11.93	$ 12.10	$ 13.02	$ 12.61	$ 12.01

Total Return ***	1.47% (b)	1.72%	(3.47)%	9.84%	11.40%	21.52% (b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 14,354	$13,402	$ 14,150	$15,702	$11,984	$ 3,726
Before Waivers
Ratio of Expenses to Average Net Assets	1.72% (a)	1.64%	1.60%	1.74%	2.04%	4.85% (a)
Ratio of Net Investment Income to Average Net Assets	1.56% (a)	2.51%	2.73%	5.29%	3.61%	1.18% (a)
After Waivers
Ratio of Expenses to Average Net Assets	1.10% (a)	1.10%	1.10%	1.10%	1.12%	1.20% (a)
Ratio of Net Investment Income to Average Net Assets	2.18% (a)	3.05%	3.23%	5.93%	4.54%	4.84% (a)
Portfolio Turnover	48.37% (b)	90.56%	36.85%	38.63%	46.45%	22.40% (b)

* For the period September 29, 2011 (commencement of investment operations) through July 31, 2012.

** Per share net investment income has been determined on the basis of average shares outstanding during the period.

*** Assumes reinvestment of dividends.

(a) Annualized

(b) Not annualized

The accompanying notes are an integral part of these financial statements.

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NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2017 (UNAUDITED)

Note 1. Organization

Ranger Funds Investment Trust (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of four series:  Ranger Small Cap Fund, Ranger Mid Cap Fund, Ranger International Fund, and Ranger Quest for Income and Growth Fund.  The Trust was organized on June 21, 2011, as a Delaware Statutory Trust. The Trust currently offers shares of beneficial interest (“shares”) of Ranger Small Cap Fund and Ranger Quest for Income and Growth Fund (collectively, the “Funds”). The Ranger Mid Cap Fund and Ranger International Fund are not currently available for sale.  Ranger Small Cap Fund (“Small Cap Fund”) is a diversified portfolio with an investment objective of seeking long-term capital appreciation.  Ranger Quest for Income and Growth Fund (“Income and Growth Fund”) is a diversified portfolio with an investment objective of seeking long term growth of capital while providing current income.  Each Fund offers Institutional Class Shares and Investor Class Shares.  The affairs of the Trust are managed by the Trust’s Board of Trustees (the “Board”).  Currently, the Small Cap Fund does not offer its Investor Class shares for sale.  The Declaration of Trust permits the Board to create additional funds and share classes.

Ranger Investment Management, L.P. (the “Small Cap Adviser”) and Ranger International Management, L.P, (the “Income and Growth Adviser”) serve as investment advisers (the “Advisers”) to Ranger Small Cap Fund and Ranger Quest for Income and Growth Fund, respectively.

Note 2.  Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.  The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 and ASU 2013-08 applicable to investment companies.

Security Valuations: All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes: Each Fund’s policy is to continue to comply with requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders.  The Funds intend to distribute their net long-term capital gains and their net short-term capital gains at least once a year. Therefore, no provision for federal income taxes is required.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. As of, and during the six months ended January 31, 2017, the officers of the Trust have analyzed the Funds’ tax positions, and have concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ open

RANGER FUNDS INVESTMENT TRUST

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2017 (UNAUDITED)

tax years or expected to be taken in the Funds’ 2017 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and certain State tax authorities; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. As of, and during the six months ended January 31, 2017, the Funds did not incur any interest or penalties.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Small and Medium Capitalization Risk:  Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.  The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions than large capitalization companies.  Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate, and may offer greater potential for losses.

Foreign Exchange Rate Risk:  Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity Risk:  Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

RANGER FUNDS INVESTMENT TRUST

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2017 (UNAUDITED)

Investment transactions and related investment income: The Funds record security transactions on the trade date. The first-in first-out method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis.

Share valuation: The net asset value per share of each class of shares for Small Cap and Income and Growth are calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of each class of Small Cap and Income and Growth is equal to the net asset value per share.

Share Class Accounting:  Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to each respective share class of the respective Fund on the basis of the daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Each class of shares has equal rights as to assets of the respective Funds, and the classes are identical except for ongoing distribution fees. Investor Class shares are subject to distribution fees.  All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

Translation of Foreign Currency: Assets and liabilities denominated in foreign currencies are translated into United States dollar amounts at the daily exchange rates.  Transactions denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into United States dollar amounts on the transaction date.  Adjustments arising from foreign currency transactions are reflected in the statement of operations.

The Fund does not isolate that portion of the results of operations arising from the effect of changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of investments held.  Such fluctuations are included in net realized and unrealized gain on investments in the statement of operations.

Guarantees and Indemnifications: In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown and would involve future claims against the Funds’ that have not yet occurred.  Based on experience, the Funds would expect the risk of loss to be remote.

Transfer Agent Agreement and Accounting Services Agreement:  Mutual Shareholder Services, LLC (“MSS”) serves as Transfer Agent to each Fund, pursuant to a Transfer Agency and Service Agreement with the Trust. Under the Transfer Agency and Service Agreement, MSS will provide all of the customary services of a transfer agent and dividend disbursing agent.

RANGER FUNDS INVESTMENT TRUST

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2017 (UNAUDITED)

In addition, MSS provides accounting services to the Funds pursuant to a Fund Accounting Services Agreement with the Trust.   As such, MSS provides all necessary administration, bookkeeping and pricing services to each Fund.

For the services rendered to the Funds pursuant to the Transfer Agent Agreement and Accounting Services Agreement, each Fund pays MSS an annual fee based on the average value of the Fund. Each Fund receives a discount depending on the net assets of the Fund. For the six months ended January 31, 2017, the Small Cap Fund and the Income and Growth Fund incurred $20,764 and $18,400 in Transfer Agent and Accounting fees, respectively.  At January 31, 2017, the Small Cap Fund and the Income and Growth Fund owed $5,097 and $2,989 in Transfer Agent and Accounting fees, respectively.

12b-1 Plan and Distribution Agreement: The Trust, on behalf of the Funds, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).  The Plan permits Investor Class shares of each Fund to pay for certain distribution and promotion expenses related to marketing shares of the Fund. The amount payable annually by each Fund’s Investor Class is 0.25% of its respective average daily net assets.   Institutional Class shares of the Funds are not subject to a 12b-1 fee, and do not have a Rule 12b-1 plan.    Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares.

Rafferty Capital Markets, LLC (the "Distributor") serves as the principal underwriter and national distributor for the shares of the Trust pursuant to a distribution agreement with the Trust (the "Distribution Agreement"). The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Funds' shares.

The Trust and the Advisers are not affiliated with the Distributor.

For the six months ended January 31, 2017, the Income and Growth Fund, Investor Class shares, accrued $1,650 in distribution fees.  At January 31, 2017, the Income and Growth Fund, Investor Class shares, owed $160 in distribution fees.

Note 3. Security Valuations

As described in Note 2, all investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar

RANGER FUNDS INVESTMENT TRUST

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2017 (UNAUDITED)

instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:  A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock including ADRs, closed end mutual funds, and real estate investment trusts) - Equity securities are valued by using market quotations furnished by a pricing service when the Advisers believe such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a Level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as a Level 2 security. When market quotations are not readily available, when the Advisers determine that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined by the Adviser in good faith, in accordance with guidelines adopted by and subject to review of the Board and are categorized as Level 3.

The Income and Growth Fund may invest in publicly traded partnership interests (“PTPs”) and master limited partnership interests (“MLPs”), a subset of PTPs.  PTPs are limited partnerships, the interests in which are known as “units”.  PTP units typically

RANGER FUNDS INVESTMENT TRUST

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2017 (UNAUDITED)

trade publically, like stocks, and thus may provide the investor more liquidity than ordinary limited partnerships.  Generally, these securities will be classified as Level 1 of value hierarchy.

Money market mutual funds are generally priced at the ending NAV provided by service agent of the Funds. These securities will be classified as Level 1 of the value hierarchy.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using amortized cost which approximates fair value and would be categorized as Level 2. The following table presents information about the Small Cap Fund’s investments measured at fair value as of January 31, 2017:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$21,182,812	$ -	$ -	$21,182,812
Short Term Investment	766,301	-	-	766,301
Total	$21,949,113	$ -	$ -	$21,949,113

The following table presents information about the Income and Growth Fund’s investments measured at fair value as of January 31, 2017:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 11,962,692	$ -	$ -	$ 11,962,692
Real Estate Investment Trusts	2,111,801	-	-	2,111,801
Master Limited Partnerships & Publicly Traded Partnerships	917,013	-	-	917,013
Short Term Investment	180,700	-	-	180,700
Total	$15,172,206	$ -	$ -	$15,172,206

Neither Fund held any Level 2 or Level 3 assets during the six months ended January 31, 2017.  Therefore a reconciliation of assets in which significant unobservable inputs were used in determining fair value is not applicable. For more detail on the investments, please refer to the Schedules of Investments.  Neither Fund had transfers into or out of Level 1, Level 2 or Level 3 during the six months ended January 31, 2017.  The Funds consider transfers into and out of Level 1 and Level 2 as of the end of the reporting period. The Funds did not hold any derivative instruments at any time during the six months ended January 31, 2017.

Note 4. Investment Advisory Fee and Other Transactions with Affiliates

Pursuant to the Investment Management Agreements (“Advisory Agreements”) between the applicable Adviser and the Trust, the Small Cap Adviser and the Income and Growth Adviser, respectively, are entitled to investment advisory fees, computed daily and payable monthly of 1.0% per annum of the average daily net assets of Ranger Small Cap Fund and Ranger Quest for Income and Growth Fund, respectively.  For the six months

RANGER FUNDS INVESTMENT TRUST

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2017 (UNAUDITED)

ended January 31, 2017, the Advisers earned $122,949 and $74,888 from the Small Cap Fund and Income and Growth Fund, respectively.  For the six months ended January 31, 2017, the Advisers waived $43,614 and $46,701 in expenses from the Small Cap Fund and Income and Growth Fund, respectively.  At January 31, 2017, the Advisers were owed $9,585 and $5,174 from the Small Cap Fund and Income and Growth Fund, respectively.

The Small Cap Adviser and the Income and Growth Adviser have each entered into an Expense Limitation Agreement with the Trust (the “Expense Limitation Agreements”), whereby they have agreed to reduce its fees and reimburse expenses with respect to each of the Funds so that the Net Annual Operating Expenses (exclusive of any Rule 12b-1 fees, acquired fund fees and expenses, distribution or shareholder servicing fees, brokerage commissions, interest, taxes and extraordinary expenses) of Ranger Small Cap Fund and Ranger Quest for Income and Growth Fund will not exceed 1.10% and 1.10%, respectively, until November 30, 2017.  The Small Cap Adviser and the Income and Growth Adviser may recoup any waived amount from each respective Fund pursuant to these Expense Limitation Agreements if such reimbursement does not cause the respective Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the respective adviser incurred the expenses.  As of July 31, 2016, the Adviser is able to recapture $198,864 in expenses pursuant to the Expense Limitation Agreement for the Small Cap Fund.  As of July 31, 2016, the Adviser is entitled to recapture $279,719 in expenses pursuant to the Expense Limitation Agreement for the Income and Growth Fund.

Fiscal Year Ended	Recoverable Through	Small Cap Fund	Income and Growth Fund
July 31, 2014	July 31, 2017	$68,990	$112,088
July 31, 2015	July 31, 2018	$64,004	$ 89,806
July 31, 2016	July 31, 2019	$65,870	$ 77,825

Each Trustee who is not affiliated with the Trust and/or the Advisers will receive an annual fee of $2,500, as well as reimbursement for any reasonable expenses incurred attending the meetings.   The “interested person” who serves as Trustee of the Trust receives no compensation for his services as a Trustee.  None of the executive officers receive compensation from the Trust.

Note 5. Capital Share Transactions

At January 31, 2017, there were unlimited shares authorized at no par value for the Ranger Funds Investment Trust (which includes the Small Cap Fund and the Income and Growth Fund).  Paid in capital for the six months ended January 31, 2017 amounted to $17,319,635 and $16,242,843 for the Small Cap Fund and Income and Growth Fund, respectively.  The following table summarizes transactions in capital for the six months ended January 31, 2017, and the year ended July 31, 2016:

RANGER FUNDS INVESTMENT TRUST

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2017 (UNAUDITED)

Small Cap Fund – Institutional Class	Six Months Ended January 31, 2017		Year Ended July 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	111,371	$ 1,891,998	325,164	$ 4,888,213
Shares reinvested	58,467	974,649	59,276	918,777
Shares redeemed	(482,918)	(7,953,427)	(200,571)	(3,091,695)
Net increase (decrease)	(313,080)	$(5,086,780)	183,869	$2,715,295

Income and Growth Fund – Investor Class	Six Months Ended January 31, 2017		Year Ended July 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	7,870	$ 92,112	22,067	$ 237,537
Shares reinvested	2,712	31,413	4,559	52,505
Shares redeemed	(10,999)	(127,281)	(28,731)	(321,116)
Net decrease	(417)	$ (3,756)	(2,105)	$ (31,074)

Income and Growth Fund – Institutional Class	Six Months Ended January 31, 2017		Year Ended July 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	115,649	$1,351,187	116,833	$1,321,466
Shares reinvested	26,794	312,148	46,818	541,370
Shares redeemed	(51,958)	(605,003)	(210,018)	(2,331,027)
Net increase (decrease)	90,485	$1,058,332	(46,367)	$ (468,191)

The Small Cap Fund has not issued Investor Class shares.

Note 6. Investments

Small Cap Fund

For the six months ended January 31, 2017, the cost of purchases and the proceeds from sales, other than U.S. Government securities and short-term securities, aggregated $6,952,735 and $13,809,100, respectively. For federal income tax purposes, as of January 31, 2017, the gross unrealized appreciation for all securities totaled $4,215,540 and the gross unrealized depreciation for all securities totaled $481,275, for a net unrealized appreciation of $3,734,265.  The aggregate cost of securities for federal income tax purposes at January 31, 2017, was $18,214,848.

Income and Growth Fund

For the six months ended January 31, 2017, the cost of purchases and the proceeds from sales, other than U.S. Government securities and short-term securities, aggregated $7,586,538 and $6,990,188, respectively. For federal income tax purposes, as of January 31, 2017, the gross unrealized appreciation for all securities totaled $1,502,355 and the gross unrealized depreciation for all securities totaled $206,825, for a net unrealized appreciation of $1,295,530.  The aggregate cost of securities for federal income tax purposes at January 31, 2017, was $13,876,676.

RANGER FUNDS INVESTMENT TRUST

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2017 (UNAUDITED)

Note 7. Federal Income Taxes

Small Cap Fund

During the six months ended January 31, 2017, a long-term capital gain distribution of $1.52845 per share, and a short-term capital gain distribution of $0.01790 per share, was paid on December 29, 2016, for shareholders on record as of December 28, 2016, for a total distribution of $1,897,049.

During the year ended July 31, 2016, a long-term capital gain distribution of $1.04145 per share was paid on December 29, 2015, for shareholders on record as of December 28, 2015, for a total distribution of $1,549,408.

The tax character of distributions paid during the six months ended January 31, 2017, was as follows:

Capital Gain

$ 1,897,049

The tax character of distributions paid during the year ended July 31, 2016, was as follows:

Capital Gain

$ 1,549,408 (20% rate gain distribution)

As of July 31, 2016, for tax purposes the Small Cap Fund’s undistributed net investment income was $0.  Additionally, the Small Cap Fund has elected to defer 2015 post October capital losses of $297,843 (short-term), and its accumulated net realized gain on investments is $975,955.

Income and Growth Fund

Investor Class

During the six months ended January 31, 2017, an ordinary income distribution of $0.06286 per share, a return of capital distribution of $0.07408 per share, were paid on September 29, 2016, for shareholders on record as of September 28, 2016, for a total distribution of $15,653. An ordinary income distribution of $0.04945 per share, a return of capital distribution of $0.08748 per share, were paid on December 29, 2016, for shareholders on record as of December 28, 2016, for a total distribution of $15,760.

The tax character of distributions paid during the six months ended January 31, 2017, was as follows:

Ordinary Income

$   12,877

Return of Capital

$   18,536

RANGER FUNDS INVESTMENT TRUST

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2017 (UNAUDITED)

During the year ended July 31, 2016, an ordinary income distribution of $0.06371 per share was paid on October 29, 2015, for shareholders on record as of October 28, 2015, for a total distribution of $7,061. An ordinary income distribution of $0.05727 per share was paid on December 29, 2015, for shareholders on record as of December 28, 2015, for a total distribution of $6,014.  An ordinary income distribution of $0.1351 per share was paid on April 28, 2016, for shareholders on record as of April 27, 2016, for a total distribution of $14,882.  An ordinary income distribution of $0.09079 per share was paid on June 29, 2016, for shareholders on record as of June 28, 2016, for a total distribution of $10,010.  During the annual audit, approximately $0.05 per share was reclassified from ordinary income to a return of capital.

The tax character of distributions paid during the year ended July 31, 2016, was as follows:

Ordinary Income

$   32,534

Return of Capital

$     5,433

Institutional Class

During the six months ended January 31, 2017, an ordinary income distribution of $0.06867 per share, a return of capital distribution of $0.07052 per share, were paid on September 29, 2016, for shareholders on record as of September 28, 2016, for a total distribution of $159,361. An ordinary income distribution of $0.05734 per share, a return of capital distribution of $0.08279 per share, were paid on December 29, 2016, for shareholders on record as of December 28, 2016, for a total distribution of $161,194.

The tax character of distributions paid during the six months ended January 31, 2017, was as follows:

Ordinary Income

$   144,581

Return of Capital

$   175,974

During the year ended July 31, 2016, an ordinary income distribution of $0.0706 per share was paid on October 29, 2015, for shareholders on record as of October 28, 2015, for a total distribution of $84,037. An ordinary income distribution of $0.0618 per share was paid on December 29, 2015, for shareholders on record as of December 28, 2015, for a total distribution of $70,098. An ordinary income distribution of $0.00132 per share was paid on January 28, 2016, for shareholders on record as of January 27, 2016, for a total distribution of $1,499.  An ordinary income distribution of $0.13224 per share was paid on April 28, 2016, for shareholders on record as of April 27, 2016, for a total distribution of $147,098.  An ordinary income distribution of $0.09068 per share was paid on June 29, 2016, for shareholders on record as of June 28, 2016, for a total distribution of $100,759.  During the annual audit, approximately $0.05 per share was reclassified from ordinary income to a return of capital.

RANGER FUNDS INVESTMENT TRUST

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2017 (UNAUDITED)

The tax character of distributions paid during the year ended July 31, 2016, was as follows:

Ordinary Income

$   347,273

Return of Capital

$     56,218

As of July 31, 2016, for tax purposes Income and Growth Fund’s undistributed net investment loss was $6,669 and its undistributed realized loss (“capital loss carryforward”) on investments was $863,407 (short term) and $521,968 (long term). These capital loss carryforward amounts have no expiration. The Income & Growth Fund has elected to defer 2015 post October capital losses of $363,740 (short term) and $244,776 (long term).

Note 8. Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of January 31, 2017, R. E. Smith Sub S Trust, held approximately 45.56% of the voting securities of the Small Cap Fund and may be deemed to control the Small Cap Fund.  As of January 31, 2017, Charles Schwab & Co., Inc., held in omnibus accounts for the benefit of others, approximately 66.14% of the voting securities of the Income and Growth Fund and may be deemed to control the Income and Growth Fund.

Note 9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the issuance of these financial statements and has noted no such events requiring disclosure.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

RANGER QUEST FOR INCOME & GROWTH FUND

EXPENSE ILLUSTRATION

JANUARY 31, 2017 (UNAUDITED)

 Expense Example

As a shareholder of the Funds, you incur ongoing costs which typically consist of management fees, 12b-1 fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period, August 1, 2016 through January 31, 2017.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Ranger Small Cap Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	August 1, 2016	January 31, 2017	August 1, 2016 to January 31, 2017

Actual	$1,000.00	$1,094.07	$5.81
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.66	$5.60

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

RANGER QUEST FOR INCOME & GROWTH FUND

EXPENSE ILLUSTRATION (CONTINUED)

JANUARY 31, 2017 (UNAUDITED)

Ranger Quest for Income and Growth Fund - Investor Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	August 1, 2016	January 31, 2017	August 1, 2016 to January 31, 2017

Actual	$1,000.00	$1,013.43	$6.85
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.40	$6.87

* Expenses are equal to the Fund's annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Ranger Quest for Income and Growth Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	August 1, 2016	January 31, 2017	August 1, 2016 to January 31, 2017

Actual	$1,000.00	$1,014.68	$5.59
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.66	$5.60

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

RANGER QUEST FOR INCOME & GROWTH FUND

TRUSTEES & OFFICERS

JANUARY 31, 2017 (UNAUDITED)

Information about Trustees and Officers who are “interested persons” of the Trust as defined under the 1940 Act, and each officer of the Trust, including their principal occupations during the past five years, is as follows:

Name, Address* and Age	Position/Term of Office**	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex *** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Jason Christopher Elliott Year of Birth: 1970	Trustee, Chairman (since September 2011)	Manager, Ranger Capital Group, L.L.C. (since 2005).	4	Director, Fiberforge Corp. (2000- 2013).
Kenneth Scott Canon Year of Birth: 1962	President (since September 2011)	President, Ranger Capital Group Holdings, L.P. (since 2001) and its affiliated investment advisers.	N/A	N/A
Nimrod Hacker Year of Birth: 1968	Secretary (since September 2011) Chief Compliance Officer (since September 2016)	General Counsel, Ranger Capital Group Holdings, L.P. (since 2001) and its affiliated investment advisers.	N/A	N/A
Joseph W. Thompson Year of Birth: 1959	Treasurer (since September 2011)	COO/CFO, Ranger Capital Group Holdings, L.P. (since 2002) and its affiliated investment advisers.	N/A	N/A

* The address for each Trustee is c/o Ranger, 2828 N. Harwood Street, Suite 1900, Dallas, Texas 75201

** The term of office for each Trustee and Officer listed above will continue indefinitely.

*** The term “Fund Complex” refers to Ranger Funds Investment Trust.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

RANGER QUEST FOR INCOME & GROWTH FUND

TRUSTEES & OFFICERS (CONTINUED)

JANUARY 31, 2017 (UNAUDITED)

Information about Trustees who are not “interested persons” of the Trust as defined under the 1940 Act, including their principal occupations during the past five years, is as follows:

Name, Address* and Age	Position/Term of Office**	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
James F. McCain Year of Birth: 1951	Independent Trustee (since September 2011)	Retired (since 8/2014); Chief Compliance Officer, SteelPath Capital Management LLC and SteelPath Fund Advisors, LLC; Chief Compliance Officer, SteelPath MLP Funds Trust (2010 – 8/2014); Chief Compliance Officer, Brazos Capital Management.	4	None
Curtis A. Hite Year of Birth: 1969	Independent Trustee (since September 2011)	CEO, Improving Holdings (since 2007) (technology consulting).	4	None
Benjamin C. Bell, Jr. Year of Birth: 1959	Independent Trustee (since March 2014)	Managing Member, William K. Woodruff & Co, LLC (since 2009) (investment advisory firm).	4	None

* The address for each Trustee is c/o Ranger, 2828 N. Harwood Street, Suite 1900, Dallas, Texas 75201

** The term of office for each Trustee and Officer listed above will continue indefinitely.

** *The term “Fund Complex” refers to Ranger Funds Investment Trust.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

RANGER QUEST FOR INCOME & GROWTH FUND

ADDITIONAL INFORMATION

JANUARY 31, 2017 (UNAUDITED)

 Information Regarding Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (866) 458-4744 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on April 30 and October 31. The Funds’ Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Funds at 1-866-458-4744.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at 1-866-458-4744.

Renewal of Management Agreements

The Board of Trustees (the "Board" or "Trustees") considered the renewal of a management agreement with Ranger International Management, LP, the Ranger Quest for Income and Growth Fund's investment adviser; and the renewal of a management agreement with Ranger Investment Management, LP, the Ranger Small Cap Fund's investment adviser, at an in person meeting held September 27, 2016.  The Trustees review included, but was not limited to the following factors: (i) the investment performance of a fund and its adviser; (ii) the nature, extent and quality of the services provided by the adviser to a fund;  (iii) the cost of the services to be provided and the profits to be realized by the adviser and its affiliates from the relationship with a fund; (iv) the extent to which economies of scale will be realized as a fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of fund shareholders. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the advisory agreements.

Quest for Income & Growth Fund - Agreement with Ranger International Management, LP

Nature, Extent and Quality of Services.  The Trustees reviewed the organizational structure of the Advisor and its investment philosophy, portfolio construction process, assets under management, and brokerage policies.  The Board further reviewed the Advisor’s experience and the capabilities of its personnel, as well as the quality of the

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

RANGER QUEST FOR INCOME & GROWTH FUND

ADDITIONAL INFORMATION (CONTINUED)

JANUARY 31, 2017 (UNAUDITED)

reports and other materials provided to the Board.  They noted that the Advisor also manages mutual funds not sponsored by the Trust or its affiliates.  The Trustees acknowledged the Advisor’s continued commitment to compliance and risk management.  They considered that the securities held in the portfolio are continually monitored with tools designed to identify potential and actual violations of internal guidelines, and the portfolio manager has ultimate responsibility for risk management, although risk is monitored by the entire investment team on a daily basis.  They noted that the Advisor focused on risk management to the benefit of shareholders.  They noted that the Advisor monitors the Fund’s NAV, reconciling with MSS and the custodian, as part of its high level of service provider oversight.  They discussed recent personnel changes at the adviser, including the hiring of a new Compliance Associate and recent change in Chief Compliance Officer.  Taking into account the personnel involved in servicing the Fund, as well as the materials and services described above, the Board expressed satisfaction with the quality of the services provided.

Performance.  The Trustees noted that the Fund’s recent performance had been particularly strong and exhibits a good trend.  They noted that for the month ending June 30, 2016, the period from May 1, 2016 to June 30, 2016 and the year to date, Income & Growth has out-performed both the MSCI ACWI Index and the Morningstar World Stock category.  The Board was pleased with the overall performance of the Fund.  The Board discussed the Advisor’s investment approach.  The Advisor remains confident in its approach and does not plan to make any adjustments to its strategy or investment process, and the Fund will continue to base the investment approach upon a demographic group facing retirement during periods of low yield, making investments in quality, income-oriented securities.  They noted that the Advisor seeks to invest in companies exhibiting specific characteristics which historically outperform over the longer term especially in down markets.  The Board also noted that the Advisor does not utilize sub-advisors.  The Board considered that the peer group funds selected are managed for total return derived from investments in global dividend income and growth shares.

Fees and Expenses.  The Trustees noted that the Advisor’s management fee is 1.00%, and that the Advisor has contractually agreed to limit the Fund’s total operating expenses to 1.10%.  They compared the advisory fee to that of a peer group of funds noting that the Fund’s fee is lower than the peer group average and among the lowest in the group.  With respect to total operating expenses, the Trustees noted that although the Fund’s total expenses are higher than the peer group average of 0.80%, it is well within the range of peer group funds (0.55% to 1.24%).  They further considered that the Advisor waived a significant portion of its advisory fees during the prior year pursuant to the expense limitation agreement in place.  After further discussion, the Trustees concluded that the advisory fee is reasonable.

Profitability.  The Trustees reviewed the profitability analysis provided by the Advisor and noted that there was a very modest profit in connection with its relationship with the Fund, but agreed that the level of profit was not unreasonable in terms of actual dollars.  After discussion, the Trustees concluded that excessive profitability was not a concern at this time.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

RANGER QUEST FOR INCOME & GROWTH FUND

ADDITIONAL INFORMATION (CONTINUED)

JANUARY 31, 2017 (UNAUDITED)

Economies of Scale.  The Trustees noted the absence of breakpoints, but considered, given the size of the Fund, breakpoints are not realistic at this time.  They further noted that the Advisor indicated it does not anticipate, based on current and projected asset levels, realizing breakpoints during the next 12 months.  The Trustees concluded to monitor the Fund asset levels annually and revisit breakpoints in the future as economies are realized.

Conclusion.  Having requested and received such information from the Advisor as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that the advisory fee structure is reasonable and that renewal of the Advisory Agreement is in the best interests of the Trust and shareholders of the Fund.

Small Cap Fund – Advisory Agreement with Ranger Investment Management, LP

Nature, Extent and Quality of Services.  The Trustees reviewed the organizational structure of the Advisor and its investment philosophy, portfolio construction process, assets under management, and brokerage policies.  The Board further reviewed the Advisor’s experience and the capabilities of its personnel, as well as the quality of the reports and other materials provided to the Board.  They considered the Advisor’s culture of compliance noting that the Advisor had not reported compliance or regulatory issues or litigation since inception.  The Board inquired as to the financial health of the Advisor, to which a representative of the Advisor confirmed that there were no issues to bring to the attention of the Board.  The Board expressed satisfaction with the quality of the services provided.

Performance.  The Trustees noted that the Fund returned 0.87% for the one year period ended July 31, 2016, and 15.33% since inception, outperforming the Morningstar Small Cap category over both periods (-6.41% and 13.67%, respectively) and the Russell 2000 Growth Index for the one year period ended July 31, 2016 (-5.30%).  A representative of the Advisor provided data on the Fund’s recent outperformance in June, July, and August 2016, attributing the outperformance to the market’s appreciation of quality stocks.    The Trustees discussed the Advisor’s peer group criteria, noting that the peer group consists of comparable institutional funds that are managed with an earnings bias that leans toward quality growth when compared to the Russell 2000 Growth.  After further discussion, the Trustees were very pleased with the Fund’s performance.

Fees and Expenses.  The Trustees noted that the Advisor’s management fee is 1.00%, and that the Advisor has contractually agreed to limit the Fund’s total operating expenses to 1.10%.  They compared the advisory fee to that of a peer group of funds noting that the Fund’s advisory is lower than the peer group average of 1.285%.  With respect to total operating expenses, the Trustees noted that the Fund’s total expenses are higher than the peer group average of 0.794% and is outside the range of peer group funds (0.40 to 1.00).  They further considered that the Advisor waived a significant portion of its advisory fees

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

RANGER QUEST FOR INCOME & GROWTH FUND

ADDITIONAL INFORMATION (CONTINUED)

JANUARY 31, 2017 (UNAUDITED)

during the prior year pursuant to the expense limitation agreement in place. After further discussion, the Trustees concluded that the advisory fee was not unreasonable.

Profitability.  The Trustees reviewed the profitability analysis provided by the Advisor and noted that net profits were low on an absolute basis in relation to the level and quality of resources provided to the Fund.  After discussion, the Trustees concluded that excessive profitability was not a concern at this time.

Economies of Scale.  The Trustees noted the absence of breakpoints, but considered, given the size of the Fund, breakpoints are not realistic at this time.  They further noted that the Advisor indicated it does not anticipate, based on current and projected asset levels, realizing breakpoints during the next 12 months.  The Trustees concluded to monitor the Fund asset levels annually and revisit breakpoints in the future as economies are realized.

Conclusion.  Having requested and received such information from the Advisor as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that the advisory fee structure is reasonable and that renewal of the Advisory Agreement is in the best interests of the Trust and shareholders of the Fund.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of January 31, 2012, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.  Applies to closed-end funds only.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ranger Funds Investment Trust

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date March 24, 2017

By /s/ Joseph W. Thompson

     Joseph W. Thompson

     Treasurer and Chief Financial Officer (Principal Financial Officer)

Date March 24, 2017